Advisor Classes


Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund (formerly the New Paradigm Fund)
The Medical Fund
The Small Cap Opportunities Fund

                                                                October 27, 2003
--------------------------------------------------------------------------------

                            Supplement to Prospectus
                   Dated May 1, 2003 (as revised May 14, 2003)


Please note that the following paragraph should be added to the Main Risks of Investing in each of the Funds section of the Prospectus:



Portfolio Turnover Rate Risk -- All Funds
A portion of each Portfolio's assets may come from professional money managers or other investors that use a Portfolio as a part of their "asset allocation" or "market timing" investment strategies. In addition, under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. These strategies often call for frequent trading of a Portfolio's securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio's ability to achieve its investment objective or current level of operating expenses.



               Please retain this Supplement with your Prospectus.






================================================================================
                                                                   No Load Class


Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund (formerly the New Paradigm Fund)
The Medical Fund
The Small Cap Opportunities Fund

                                                                October 27, 2003
--------------------------------------------------------------------------------

                            Supplement to Prospectus
                   Dated May 1, 2003 (as revised May 14, 2003)


Please note that the following paragraph should be added to Main Risks of Investing in each of the Funds section of the Prospectus:


Portfolio Turnover Rate Risk -- All Funds
A portion of each Portfolio's assets may come from professional money managers or other investors that use a Portfolio as a part of their "asset allocation" or "market timing" investment strategies. In addition, under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. These strategies often call for frequent trading of a Portfolio's securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio's ability to achieve its investment objective or current level of operating expenses.



               Please retain this Supplement with your Prospectus.